Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies
Operating lease right-of-use assets	$ 2,229,000	$ 2,506,000	$ 3,567,000
Current portion of operating lease liabilities	1,158,000	1,138,000
Current portion of operating lease liabilities	1,158,000	1,138,000	1,061,000
Noncurrent portion of operating lease liabilities	1,071,000	1,368,000	2,506,000
Noncurrent portion of operating lease liabilities	1,071,000	1,368,000
Total operating lease liabilities	$ 2,229,000	$ 2,506,000	$ 3,567,000